Fair value measurements (2011 impairment analyses and acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Asset impairment analyses [Abstract]
Carrying value of indefinite-lived trade name	$ 19,100
Excess of fair value over carrying value of indefinite-live trade name	12,000
Excess of fair value over carrying value of reporting unit's net assets, minimum	43,000
Excess of fair value over carrying value of reporting unit's net assets, maximum	546,000
Excess of fair values over carrying values of reporting units net assets, minimum (in hundredths)	55.00%
Excess of fair value over carrying value of reporting unit's net assets, maximum (in hundredths)	442.00%
Acquisitions [Abstract]
Shares of common stock to be issued for acquisition (in shares)	193
Shares of common stock to be issued for acquisition, fair value	4,300
Customer Lists [Member]
Acquisitions [Abstract]
Fair value of intangible assets acquired	12,600
Weighted-average useful life (in years)	8.2
Internal-use software [Member]
Acquisitions [Abstract]
Fair value of intangible assets acquired	9,050
Weighted-average useful life (in years)	5
Trade Names [Member]
Acquisitions [Abstract]
Fair value of intangible assets acquired	$ 8,300
Weighted-average useful life (in years)	9.5